Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (25,101)	$ (23,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5	6
Stock-based compensation	2,418	2,819
Deferred income tax benefit	(926)	(177)
Impairment of in-process research and development	5,228
Impairment/loss on investment in Antisense Therapeutics	550
Foreign exchange loss		209
Change in fair value of foreign currency forward contracts		438
Changes in operating assets and liabilities:
Accounts payable	(827)	7,065
Accrued liabilities	184
Other assets	825
Prepaid expenses and other current assets	(95)	(2,508)
Net cash used in operating activities	(17,739)	(15,665)
Cash flows from investing activities:
Payments for acquisitions		(3,168)
Purchase of equipment		(25)
Net cash used in investing activities		(3,193)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		58,298
Net cash provided by financing activities		58,298
Effect of exchange rate changes on cash and cash equivalents		(685)
Net (decrease) increase in cash and cash equivalents	(17,739)	38,755
Cash and cash equivalents-beginning of period	51,623	15,632
Cash and cash equivalents-end of period	$ 33,884	$ 54,387